Consolidated and Combined Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 164,604
Adjustments to reconcile net income to net cash provided by operating activities -
Depreciation and amortization	143,768
Gain upon acquisition of controlling interests and on sale of interests in properties	(100,479)
Loss on debt extinguishment	2,894
Provision for (recovery of) credit losses	1,852
Straight-line rent	(464)
Equity in income of unconsolidated entities	(846)
Distributions of income from unconsolidated entities	880
Changes in assets and liabilities -
Tenant receivables and accrued revenue, net	335
Deferred costs and other assets	(13,423)
Accounts payable, accrued expenses, intangibles, deferred revenues and other liabilities	(176)
Net cash provided by operating activities	198,945
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions, net of cash acquired	(154,370)
Capital expenditures, net	(63,868)
Net proceeds from sale of assets	24,976
Investments in unconsolidated entities	(2,493)
Distributions of capital from unconsolidated entities	1,180
Net cash used in investing activities	(194,575)
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to SPG, net	(1,060,187)
Distributions to noncontrolling interest holders in properties	(845)
Distributions on common shares/units	(47,055)
Proceeds from issuance of debt, net of transaction costs	1,379,575
Repayments of debt including prepayment penalties	(180,907)
Net cash used in financing activities	90,581
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	94,951
CASH AND CASH EQUIVALENTS, beginning of period	25,857
CASH AND CASH EQUIVALENTS, end of period	$ 120,808